Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
5 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		12/31/2024	12/31/2023
Cash and banks (1)	4.62%		6,596,510	6,561,558

Cash equivalents
Local currency
Fixed-term deposits (compromised)	100.96	% of CDI	2,422,308	1,784,313
			9,018,818	8,345,871
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.